Offsets	Dec. 23, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Moleculin Biotech, Inc.
Form or Filing Type	S-1
File Number	333-283820
Initial Filing Date	Dec. 13, 2024
Fee Offset Claimed	$ 1,442.22
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 24,500,000.00
Termination / Withdrawal Statement	The registrant paid a registration fee of $3,750.95 in connection with the registration of securities pursuant to a registration statement on Form S-1 (File No. 333-283820), which was initially filed with the SEC on December 13, 2025 (the "Prior Registration Statement"). The Prior Registration Statement was not declared effective by the SEC, and no securities were issued or sold thereunder. The Prior Registration Statement was withdrawn by filing a Form RW on February 24, 2025. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $1,442.22 of the $3,750.95.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Moleculin Biotech, Inc.
Form or Filing Type	S-1
File Number	333-283820
Filing Date	Dec. 13, 2024
Fee Paid with Fee Offset Source	$ 3,750.95